ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2018
Payables and Accruals [Abstract]
ACCRUED EXPENSES

At December 31, 2018 and 2017, respectively, accrued expenses consisted of the following:

	Year ended December 31,
	2018	2017
Contingency accrued for DEM payable settlement	$197,690	$—
Accrued dividends	25,548	—
Accrued interest	361	12,500
Accrued legal fees	94,200	77,500
Other accrued expenses	51,979	—
Accrued traffic settlements	95,254	—
Total Accrued Expenses	$465,032	$90,000